SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Jun. 09, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Effective tax rate (percentage)	0.10%	0.20%
Statutory tax rate (percentage)		21.00%
Unit purchase option
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares for which rights convertible	34,498	34,498
Exercisable units	344,988	344,988	344,988
Initial public offering and private placement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares for which rights convertible	610,504	610,504